INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Components of income taxes
Income taxes inclusive of discontinued operations include the following components (in $1,000s):

	2012	2011	2010
Federal:
Current expense	$170	$1,532	$3,638
Deferred benefit	(226)	(1,082)	(1,403)
	(56)	450	2,235
State:
Current expense (benefit)	1	(649)	545
Deferred benefit		(810)	(720)
	1	(1,459)	(175)

Income tax expense (benefit)	$(55)	$(1,009)	$2,060

Differences between income tax expense recorded and amount computed using statutory rate (including discontinued operations)
Differences between income tax expense recorded and amounts computed using the statutory tax rate (in $1,000s) are reconciled below based on operating results (including discontinued operations):

	2012	2011	2010

Federal income tax benefit computed at statutory rate of 35%	$(9,618)	$(18,527)	$(88,306)
State income taxes expense (benefit)	4,502	(9,744)	(10,297)
Valuation allowance on deferred state income tax assets	(4,501)	8,285	10,122
Federal tax effect of:
State income taxes	(1,575)	3,411	3,604
Valuation allowance on state taxes	1,575	(2,900)	(3,543)
Valuation allowance recorded for deferred federal income tax assets	(2,578)	23,559	78,162
Other	12,140	(5,093)	12,318

Total income tax expense (benefit)	$(55)	$(1,009)	$2,060

Summary of net deferred income tax (components of other assets)
Net deferred income tax assets, a component of other assets, consisted of the following at December 31 (in $1,000s):

	2012	2011

Allowance for loan losses	$26,493	$37,086
Net operating loss carryforwards of subsidiaries	131,513	124,613
Deferred compensation	789	1,060
Depreciation	(765)	(1,858)
Start-up costs of de novo banks	624	1,043
Fair value adjustment for investment securities available for sale	(37)	(36)
Other real estate owned	12,095	16,585
Net deferred costs of loan originations	(181)	(448)
Unaccrued interest income on nonperforming loans	5,518	7,021
Other, net	14,373	21,766
	190,422	206,832
Less valuation allowance	(190,457)	(205,875)

	$(35)	$957

Federal and state net operating loss carryforwards of capitol and most of its subsidaries
Capitol and most of its subsidiaries have federal and state net operating loss carryforwards which may reduce income taxes payable in future periods, which have been recognized for deferred tax purposes (subject to a valuation allowance) and, as of December 31, 2012, expire as follows (in $1,000s):

	Federal	State
2013-2015		$106,979
2016-2018		27,781
2019-2021	$12	2,778
2022-2024	496	1,133
2025-2028	41,733	23,001
2029-2032	294,362	35,318

	$336,603	$196,990